COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments
Office lease payments recognized as expense	$ 72	$ 81	$ 81
Commitments expenditures	$ 1,262